SEMI-ANNUAL REPORT
                               DECEMBER 31, 2000

                               [GRAPHICS OMITTED]

Mercury
HW Small
Cap Value
Fund OF MERCURY HW FUNDS

PORTFOLIO INFORMATION

WORLDWIDE INVESTMENTS AS OF DECEMBER 31, 2000
================================================================================

Ten Largest                          Percent of
Equity Holdings                      Net Assets
-----------------------------------------------
Northeast Utilities                     4.0%
-----------------------------------------------
Interstate Bakeries Corporation         3.9
-----------------------------------------------
Ventas, Inc.                            3.1
-----------------------------------------------
The Hertz Corporation (Class A)         2.8
-----------------------------------------------
THQ Inc.                                2.8
-----------------------------------------------
Ultramar Diamond Shamrock
Corporation                             2.8
-----------------------------------------------
IBP Inc.                                2.8
-----------------------------------------------
Mandalay Resort Group                   2.8
-----------------------------------------------
Activision, Inc.                        2.8
-----------------------------------------------
Furniture Brands International, Inc.    2.7
-----------------------------------------------

Five Largest                         Percent of
Industry Holdings                    Net Assets
-----------------------------------------------
Computer Services/Software              8.4%
-----------------------------------------------
Foods                                   7.8
-----------------------------------------------
Electric Utilities--Integrated          6.9
-----------------------------------------------
Specialized Services                    6.6
-----------------------------------------------
Real Estate                             4.4
-----------------------------------------------


              December 31, 2000 (2) Mercury HW Small Cap Value Fund

DEAR SHAREHOLDER

Effective October 6, 2000, Small Cap Fund, a fund of the Hotchkis and Wiley Funds, became Mercury HW Small Cap Value Fund, a fund of the Mercury HW Funds. Although the Fund's name has changed, its investment objective remains the same: to seek capital appreciation by investing primarily in stocks of US companies with market capitalizations of less than $2 billion.

We are pleased to present to you this semi-annual report for Mercury HW Small Cap Value Fund for the six months ended December 31, 2000.

Investment Review

In February 2000, "new economy" stocks had led the unmanaged NASDAQ 100 Index to its best trailing one-year return ever and to unprecedented valuation levels. As we have reviewed in past shareholder letters, this phenomenal run was led by a narrow group of stocks that had a disproportionate effect on the overall market. Underlying this amazing bull market for tech glamour stocks was a bear market for small cap value stocks. As the year progressed, the Federal Reserve Board raised interest rates, the economy slowed, and technology stocks began to miss ambitious growth expectations. By the end of 2000, new economy stocks had led the NASDAQ 100 Index to its worst calendar year return ever, while value stocks staged a strong rally out of a two-year bear market.

The collapse of glamour stocks and the Federal Reserve Board interest rate increases led to one of the strongest small cap value rallies on record as the unmanaged Russell 2000 Value Index outperformed its growth counterpart by more than 39% in the second half of 2000. Severe losses were recorded in the information technology and telecommunication services sectors, while the broader market benefited from positive returns in the healthcare, financial, and utilities sectors. Among the smaller cap stocks represented in the Russell 2000 Index, returns were spread over a fairly broad array of industries; healthcare services, banks, insurance, real estate, oil and gas producers, and electric utilities produced positive returns for the second half of the year. Russell 2000 losses occurred primarily in the Internet services, software, communications equipment, and telecommunications services areas. The Fund's Class I Shares outperformed relative to the +16.04% return for the Russell 2000 Value Index and -5.88% for the Russell 2000 Index, with a total return of +26.98% for the six months ended December 31, 2000. (Fund results shown do not include sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.)

The Fund benefited primarily from its ownership of stock issued by a crude oil tanker company (Teekay Shipping Corporation), homebuilders (Toll Brothers, Inc. and Centex Corporation), a video game publisher (Activision, Inc.), a real estate company (Ventas, Inc.), and a retailer (Genesco, Inc.). The Fund also benefited by avoiding information technology and telecommunication services stocks, which performed poorly in the Russell 2000 Index. Individual negative contributors included two transportation equipment suppliers (AVTEAM Inc. and Titan International, Inc.), a bank (Pacific Century


              December 31, 2000 (3) Mercury HW Small Cap Value Fund

Financial), an insurance company (ESG Re Limited), and a producer of baked goods (Interstate Bakeries Corp.).

Much of the Fund's performance reflects our commitment to value investing. We continue to believe value stocks are likely to outperform growth stocks in the long term as we can still find startling examples of valuation excess. One example is the NASDAQ 100 Index trading at 139 times earnings compared to the Fund at 13 times earnings.

In Conclusion

We appreciate your continued support, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Nancy D. Celick         /s/ Jim Miles                  /s/ David Green

Nancy D. Celick             Jim Miles                      David Green
President                   Portfolio Manager              Portfolio Manager

February 2, 2001


              December 31, 2000 (4) Mercury HW Small Cap Value Fund

OFFICERS AND TRUSTEES

Robert L. Burch III, Trustee
John A. G. Gavin, Trustee
Joe Grills, Trustee
Nigel Hurst-Brown, Trustee
Madeleine A. Kleiner, Trustee
Richard R. West, Trustee
Nancy D. Celick, President
Donald C. Burke, Vice President and
  Treasurer
Anna Marie S. Lopez, Assistant
  Treasurer and Assistant Secretary
Turner Swan, Secretary
Gracie Fermelia, Vice President and
  Assistant Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


              December 31, 2000 (5) Mercury HW Small Cap Value Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers two classes of shares, each with its own sales charge and expense structure.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual and Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's investment adviser pays annual operating expenses of the Fund's Class I and Class A Shares in excess of 1.25% and 1.50%, respectively, of the average net assets of each class. Were the investment adviser not to pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


              December 31, 2000 (6) Mercury HW Small Cap Value Fund

FUND PERFORMANCE DATA (CONCLUDED)

RECENT PERFORMANCE RESULTS
================================================================================
                             6 Month             12 Month        Since Inception
As of December 31, 2000   Total Return         Total Return        Total Return
--------------------------------------------------------------------------------
Class I*                    +26.98%              +27.51%             +400.96%
--------------------------------------------------------------------------------
Class A*                        --                   --              + 12.13
--------------------------------------------------------------------------------
Russell 2000 Index**         -5.88                -3.02           +460.38/-3.47
--------------------------------------------------------------------------------

 * Investment results shown do not reflect sales charges. Results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. Class I commenced operations on 9/20/85. Class A commenced operations on 10/06/00.

** This unmanaged Index is comprised of the smallest 2,000 companies in the Russell 3000 Index from various industrial sectors. Since inception total returns are from 9/20/85 and 10/06/00, respectively.

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                       % Return        % Return
                                                      Without Sales   With Sales
Class I Shares*                                          Charge        Charge**
--------------------------------------------------------------------------------
One Year Ended 12/31/00                                 +27.51%        +20.82%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                               + 8.47         + 7.31
--------------------------------------------------------------------------------
Ten Years Ended 12/31/00                                +13.06         +12.45
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

AGGREGATE TOTAL RETURN
================================================================================
                                                       % Return        % Return
                                                      Without Sales   With Sales
Class A Shares*                                          Charge        Charge**
--------------------------------------------------------------------------------
Inception (10/6/00) through 12/31/00                    +12.13%        + 6.24%
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.


              December 31, 2000 (7) Mercury HW Small Cap Value Fund

SCHEDULE OF INVESTMENTS

                                                                         In US Dollars
                                                                   -------------------------
    Industries                            Investments              Shares Held       Value
--------------------------------------------------------------------------------------------

COMMON STOCKS--90.6%
============================================================================================
Apparel/Textiles--0.0%    Russell Corporation                            600      $    9,262
--------------------------------------------------------------------------------------------
Appliances & Household   +Furniture Brands International, Inc.        47,700       1,004,681
Durables--2.6%
--------------------------------------------------------------------------------------------
Banking--Regional--1.0%   UnionBanCal Corporation                     15,500         372,969
--------------------------------------------------------------------------------------------
Building Materials--0.6%  Lafarge Corporation                          9,200         217,350
--------------------------------------------------------------------------------------------
Chemicals--0.2%           PolyOne Corporation                         11,800          69,325
--------------------------------------------------------------------------------------------
Computer Services/       +Activision, Inc.                            71,600       1,069,525
Software--8.4%           +Creative Technology Limited                  9,810         108,523
                          Fair, Isaac and Company, Inc.                7,800         397,800
                         +Midway Games Inc.                           85,200         604,920
                         +THQ Inc.                                    44,750       1,090,781
                                                                                  ----------
                                                                                   3,271,549
--------------------------------------------------------------------------------------------
Computer                 +Tech Data Corporation                        3,600          97,200
Systems--0.2%
--------------------------------------------------------------------------------------------
Consumer--               +American Coin Merchandising, Inc.          356,000         867,750
Durables--2.6%           +Mac-Gray Corporation                        40,300         130,975
                                                                                  ----------
                                                                                     998,725
--------------------------------------------------------------------------------------------
Data Processing--1.2%    +JDA Software Group, Inc.                    34,900         455,881
--------------------------------------------------------------------------------------------
Diversified              +Playboy Enterprises, Inc.                   29,300         291,169
Companies--1.7%          +Playboy Enterprises, Inc. (Class A)         31,900         267,163
                          Trinity Industries, Inc.                     4,200         105,000
                                                                                  ----------
                                                                                     663,332
--------------------------------------------------------------------------------------------
Electric Utilities--      Cleco Corporation                            6,900         377,775
Integrated--6.9%          Northeast Utilities                         63,100       1,530,175
                          OGE Energy Corp.                            15,500         378,781
                          RGS Energy Group Inc.                       11,700         379,519
                                                                                  ----------
                                                                                   2,666,250
--------------------------------------------------------------------------------------------
Electrical               +Cable Design Technology                     11,200         188,300
Equipment--0.5%
--------------------------------------------------------------------------------------------
Electronics--0.6%        +Credence Systems Corporation                 9,400         217,963
--------------------------------------------------------------------------------------------
Engineering &             Harsco Corporation                           8,900         219,719
Construction--0.6%
--------------------------------------------------------------------------------------------
Foods--7.8%               IBP, Inc.                                   40,700       1,088,725
                          Interstate Bakeries Corporation            106,700       1,500,469
                         +Ralcorp Holdings, Inc.                      25,000         409,375
                                                                                  ----------
                                                                                   2,998,569
--------------------------------------------------------------------------------------------


              December 31, 2000 (8) Mercury HW Small Cap Value Fund

                                                                             In US Dollars
                                                                      -------------------------
    Industries                            Investments                 Shares Held       Value
-----------------------------------------------------------------------------------------------

COMMON STOCKS (continued)
===============================================================================================
Forest Products--0.9%     Georgia-Pacific Corporation (Timber Group)      8,000      $  239,500
                          U.S. Timberlands Company, L.P.                 14,400          90,000
                                                                                     ----------
                                                                                        329,500
-----------------------------------------------------------------------------------------------
Health Insurance--2.4%   +Aetna Inc. (New Shares)                        22,900         940,331
-----------------------------------------------------------------------------------------------
Healthcare--4.6%         +US Oncology, Inc.                              93,655         585,344
                         +Ventas, Inc.                                  213,500       1,200,937
                                                                                     ----------
                                                                                      1,786,281
-----------------------------------------------------------------------------------------------
Healthcare--              Bergen Brunswig Corporation (Class A)          10,000         158,300
Pharmaceuticals--0.4%
-----------------------------------------------------------------------------------------------
Home Building/            Centex Corporation                             22,100         830,131
Manufactured             +Del Webb Corporation                            9,700         283,725
Housing--4.3%             MDC Holdings, Inc.                              8,200         270,190
                         +Toll Brothers, Inc.                             6,700         273,862
                                                                                     ----------
                                                                                      1,657,908
-----------------------------------------------------------------------------------------------
Industrial Parts--1.0%    Titan International, Inc.                      91,300         388,025
-----------------------------------------------------------------------------------------------
Insurance--Life--3.9%    +American Financial Holdings, Inc.              40,900         838,450
                          ESG Re Limited                                100,200         200,400
                          Protective Life Corporation                    14,600         470,850
                                                                                     ----------
                                                                                      1,509,700
-----------------------------------------------------------------------------------------------
Insurance--               Horace Mann Educators Corporation              34,800         743,850
Multi-Line--1.9%
-----------------------------------------------------------------------------------------------
Insurance--               Mutual Risk Management Ltd.                    27,000         410,063
Property--1.1%
-----------------------------------------------------------------------------------------------
Leisure/Toys--4.4%        Brunswick Corporation                          14,300         235,056
                         +Mandalay Resort Group                          49,600       1,088,100
                          Polaris Industries, Inc.                        9,300         369,675
                                                                                     ----------
                                                                                      1,692,831
-----------------------------------------------------------------------------------------------
Machinery--2.9%          +Denison International PLC (ADR)(a)             52,700         783,913
                         +Hawk Corporation (Class A)                     62,300         338,756
                                                                                     ----------
                                                                                      1,122,669
-----------------------------------------------------------------------------------------------
Medical Supplies--0.6%   +Thermo Cardiosystems Inc.                      28,600         250,250
-----------------------------------------------------------------------------------------------
Natural Gas--0.6%         MDU Resources Group                             4,000         130,000
                          UGI Corporation                                 4,400         111,375
                                                                                     ----------
                                                                                        241,375
-----------------------------------------------------------------------------------------------
Oil--Domestic--3.7%       Ultramar Diamond Shamrock Corporation          35,300       1,089,887
                          Valero Energy Corporation                       9,500         353,281
                                                                                     ----------
                                                                                      1,443,168
-----------------------------------------------------------------------------------------------
Railroads--0.6%           Kansas City Southern Industries, Inc.          21,200         214,650
-----------------------------------------------------------------------------------------------


              December 31, 2000 (9) Mercury HW Small Cap Value Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                             In US Dollars
                                                                      -------------------------
    Industries                            Investments                 Shares Held       Value
-----------------------------------------------------------------------------------------------

COMMON STOCKS (concluded)
===============================================================================================
Real Estate--4.4%            Arden Realty, Inc.                          13,700     $   344,212
                             Camden Property Trust                       11,300         378,550
                             Crescent Real Estate Equities Company       10,600         235,850
                             TrizecHahn Corporation                      40,100         606,512
                             Winston Hotels, Inc.                        21,400         152,475
                                                                                    -----------
                                                                                      1,717,599
-----------------------------------------------------------------------------------------------
Restaurants--1.0%           +IHOP Corp.                                  17,900         388,206
-----------------------------------------------------------------------------------------------
Retail--Specialty--3.5%     +Genesco Inc.                                39,200         957,950
                            +Zale Corporation                            13,300         386,531
                                                                                    -----------
                                                                                      1,344,481
-----------------------------------------------------------------------------------------------
Retail--Stores--1.0%         Ross Stores, Inc.                           22,100         372,938
-----------------------------------------------------------------------------------------------
Shipping--2.1%               Knightsbridge Tankers Ltd.                  28,800         630,000
                             Teekay Shipping Corporation                  4,800         182,400
                                                                                    -----------
                                                                                        812,400
-----------------------------------------------------------------------------------------------
Specialized                 +Avis Rent A Car, Inc.                        6,300         205,144
Services--6.6%              +Dollar Thrifty Automotive Group, Inc.       18,600         348,750
                             The Hertz Corporation (Class A)             32,200       1,098,825
                             Pittston Brink's Group                      25,700         510,788
                            +Valassis Communications, Inc.               12,600         397,687
                                                                                    -----------
                                                                                      2,561,194
-----------------------------------------------------------------------------------------------
Telecommuni-                +AVT Corporation                             34,200         168,863
cations--0.4%
-----------------------------------------------------------------------------------------------
Textiles--1.8%              +Jones Apparel Group, Inc.                   10,400         334,750
                             Liz Claiborne, Inc.                          8,900         370,463
                                                                                    -----------
                                                                                        705,213
-----------------------------------------------------------------------------------------------
Transportation--             USFreightways Corporation                   18,000         541,125
Freight--1.4%
-----------------------------------------------------------------------------------------------
Utilities--Electric--0.2%    CH Energy Group, Inc.                        2,000          89,500
-----------------------------------------------------------------------------------------------
                             Total Investments (Cost--$36,462,447)--90.6%            35,041,495
                             Time Deposits*--8.8%                                     3,412,395
                             Other Assets Less Liabilities--0.6%                        213,173
                                                                                    -----------
                             Net Assets--100.0%                                     $38,667,063
                                                                                    ===========
-----------------------------------------------------------------------------------------------

(a)   American Depositary Receipts (ADR).
+     Non-income producing security.
*     Time deposit bears interest at 4.75% and matures on 1/02/2001.

      See Notes to Financial Statements.


             December 31, 2000 (10) Mercury HW Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2000
---------------------------------------------------------------------------------------
Assets:

Investments, at value (identified cost--$36,462,447)                       $ 35,041,495
Cash                                                                              8,941
Time deposits                                                                 3,412,395
Receivables:
  Securities sold                                           $2,412,118
  Capital shares sold                                          186,128
  Dividends                                                     99,600
  Interest                                                         450        2,698,296
                                                            ---------------------------
Total assets                                                                 41,161,127
                                                                           ------------
---------------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                       2,371,945
  Capital shares redeemed                                       56,214
  Investment adviser                                            17,555        2,445,714
                                                            ----------
Accrued expenses and other liabilities                                           48,350
                                                                           ------------
Total liabilities                                                             2,494,064
                                                                           ------------
---------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                 $ 38,667,063
                                                                           ============
---------------------------------------------------------------------------------------

Net Assets Consist of:

Paid-in capital                                                            $ 56,339,542
Undistributed investment income--net                                            359,727
Accumulated realized capital losses on investments--net                     (16,611,254)
Unrealized depreciation on investments--net                                  (1,420,952)
Net assets                                                                 $ 38,667,063
                                                                           ============
---------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $38,667,063 and
  1,779,848 shares outstanding+                                            $      21.72
                                                                           ============
---------------------------------------------------------------------------------------

+     Unlimited shares of no par value authorized.

      See Notes to Financial Statements.


             December 31, 2000 (11) Mercury HW Small Cap Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2000
---------------------------------------------------------------------------------------
Investment Income:

Dividends (net of $868 foreign withholding tax)                            $    536,711
Interest and discount earned                                                     48,973
                                                                           ------------
Total income                                                                    585,684
                                                                           ------------
---------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                    $  134,177
Transfer agent fees                                             28,725
Registration fees                                               23,478
Accounting services                                             19,903
Printing and shareholder reports                                11,295
Custodian fees                                                   4,479
Professional fees                                                1,220
Trustees' fees and expenses                                        942
Pricing fees                                                       474
Other                                                            1,381
                                                            ----------
Total expenses before reimbursement                            226,074
Reimbursement of expenses                                       (6,106)
                                                            ----------
Total expenses after reimbursement                                              219,968
                                                                           ------------
Investment income--net                                                          365,716
                                                                           ------------
---------------------------------------------------------------------------------------

Realized & Unrealized Gain on
Investments--Net:

Realized gain on investments--net                                             2,447,892
Change in unrealized depreciation on investments--net                         5,630,876
                                                                           ------------
Net Increase in Net Assets Resulting from Operations                       $  8,444,484
                                                                           ============
---------------------------------------------------------------------------------------


             December 31, 2000 (12) Mercury HW Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     For the Six           For the
                                                                    Months Ended         Year Ended
 Increase (Decrease) in Net Assets:                                 Dec. 31, 2000      June 30, 2000
 ---------------------------------------------------------------------------------------------------
 Operations:

 Investment income--net                                              $    365,716      $     43,261
 Realized gain (loss) on investments--net                               2,447,892       (11,428,736)
 Change in unrealized appreciation/depreciation on
   investments--net                                                     5,630,876         1,625,273
                                                                     -------------------------------
 Net increase (decrease) in net assets resulting from operations        8,444,484        (9,760,202)
                                                                     -------------------------------
 ---------------------------------------------------------------------------------------------------

 Dividends to Shareholders:

 Investment income--net                                                   (11,228)               --
                                                                     -------------------------------
 Net decrease in net assets resulting from dividends
   to shareholders                                                        (11,228)               --
                                                                     -------------------------------
 ---------------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Decrease in net assets derived from capital
   share transactions                                                  (1,999,257)      (11,383,502)
                                                                     -------------------------------
 ---------------------------------------------------------------------------------------------------

 Net Assets:

 Total increase (decrease) in net assets                                6,433,999       (21,143,704)
 Beginning of period                                                   32,233,064        53,376,768
                                                                     -------------------------------
 End of period*                                                      $ 38,667,063      $ 32,233,064
                                                                     ===============================
 ---------------------------------------------------------------------------------------------------

*Undistributed investment income--net                                $    359,727      $      5,239
                                                                     ===============================

      See Notes to Financial Statements.


             December 31, 2000 (13) Mercury HW Small Cap Value Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                             Class I+
                                            -----------------------------------------------------------------------
                                             For the
                                            Six Months
                                              Ended                        For the Year Ended June 30,
                                            December 31,      -----------------------------------------------------
Increase (Decrease) in Net Asset Value:        2000             2000           1999           1998           1997
-------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period         $  17.11         $  21.02       $  26.48       $  23.83       $  21.33
                                            -----------------------------------------------------------------------
Investment income (loss)--net                     .21              .02           (.05)          (.06)           .03
Realized and unrealized gain (loss) on
  investments--net                               4.41            (3.93)         (3.88)          5.13           5.62
                                            -----------------------------------------------------------------------
Total from investment operations                 4.62            (3.91)         (3.93)          5.07           5.65
                                            -----------------------------------------------------------------------
Less dividends and distributions:
  Investment income--net                         (.01)              --             --           (.05)          (.09)
  Realized gain on investments--net                --               --          (1.53)         (2.37)         (3.06)
                                            -----------------------------------------------------------------------
Total dividends and distributions                (.01)              --          (1.53)         (2.42)         (3.15)
                                            -----------------------------------------------------------------------
Net asset value, end of period               $  21.72         $  17.11       $  21.02       $  26.48       $  23.83
                                            =======================================================================
-------------------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share              26.98%++        (18.60%)       (14.26%)        22.24%         29.74%
                                            =======================================================================
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                   1.25%*           1.32%          1.05%           .94%          1.00%
                                            =======================================================================
Expenses                                         1.26%*           1.32%          1.19%           .94%          1.30%
                                            =======================================================================
Investment income (loss)--net                    2.04%*            .11%          (.26%)         (.23%)          .10%
                                            =======================================================================
-------------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)     $ 38,667         $ 32,233       $ 53,380       $ 94,910       $ 27,530
                                            =======================================================================
Portfolio turnover                                103%              97%           105%            85%            88%
                                            =======================================================================
-------------------------------------------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's investment adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
 + Prior to October 6, 2000, Class I Shares were designated as Investor Class Shares.
++    Aggregate total investment return.

      See Notes to Financial Statements.


             December 31, 2000 (14) Mercury HW Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury HW Small Cap Value Fund (the "Fund") (formerly Small Cap Fund) is a fund of Mercury HW Funds (the "Trust") (formerly Hotchkis and Wiley Funds). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Massachusetts business trust. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers two classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. As of December 31, 2000, the Fund had no Class A activity except for the purchase of one share by Mercury Advisors ("Mercury Advisors"), representing net assets of $22. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (includes amortization of


             December 31, 2000 (15) Mercury HW Small Cap Value Fund premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

      (d) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement for the Fund with Fund Asset Management, L.P., doing business as Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. Mercury Advisors is responsible for the management of the Fund's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .75% of the average daily value of the Fund's net assets. Mercury Advisors has contractually agreed to pay all annual operating expenses of Class I and Class A Shares in excess of 1.25% and 1.50%, respectively, as applied to the daily net assets of each class through June 30, 2001. For the six months ended December 31, 2000, Mercury Advisors or its affiliates had earned fees of $134,177, of which $6,106 was waived.

      The Fund has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), an indirect, wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A shareholders.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services were provided to the Fund by Mercury Advisors.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Advisors, PSI, FAMD, FDS, and/or ML & Co.


             December 31, 2000 (16) Mercury HW Small Cap Value Fund

      Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Transfer Agent Fees in the Statement of Operations.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2000 were $34,814,187 and $39,127,844, respectively.

      Net realized gains for the six months ended December 31, 2000 and net unrealized losses as of December 31, 2000 were as follows:

                                                Realized             Unrealized
                                                  Gains                Losses
-------------------------------------------------------------------------------
Long-term investments                          $ 2,447,892          $(1,420,952)
                                               --------------------------------
Total                                          $ 2,447,892          $(1,420,952)
                                               ================================
--------------------------------------------------------------------------------

      As of December 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $1,420,952, of which $5,871,036 related to appreciated securities and $7,291,988 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $36,462,447.

(4)   Capital Share Transactions:

      Net decrease in net assets derived from capital share transactions was $1,999,257 and $11,383,502 for the six months ended December 31, 2000 and for the year ended June 30, 2000, respectively.

      Transactions in capital shares were as follows:

Class I Shares for the Six Months
Ended December 31, 2000+                             Shares        Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                           990,387      $ 19,768,566
Shares issued to shareholders in reinvestment
of dividends                                              538            10,948
                                                   ----------------------------
Total issued                                          990,925        19,779,514
Shares redeemed                                    (1,095,114)      (21,778,771)
                                                   ----------------------------
Net decrease                                         (104,189)     $ (1,999,257)
                                                   ============================
--------------------------------------------------------------------------------

Class I Shares for the Year
Ended June 30, 2000+                                 Shares        Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                         2,225,076      $ 38,211,081
Shares redeemed                                    (2,880,069)      (49,594,583)
                                                   ----------------------------
Net decrease                                         (654,993)     $(11,383,502)
                                                   ============================
--------------------------------------------------------------------------------

+     Prior to October 6, 2000, Class I Shares were designated Investor Class
      Shares.


             December 31, 2000 (17) Mercury HW Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(5)   Short-Term Borrowings:

      On December 1, 2000, the Fund, along with certain other funds managed by Mercury Advisors and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended December 31, 2000.


             December 31, 2000 (18) Mercury HW Small Cap Value Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Small company stock prices have experienced a greater degree of market volatility than those of large-capitalization companies. Investors should understand that the higher return potential of small company stocks is accompanied by higher risk.

Mercury HW Small Cap Value Fund of
Mercury HW Funds
725 South Figueroa Street, Suite 4000
Los Angeles, CA
90017-5400

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